UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2012

ITEM 1.	REPORT TO STOCKHOLDERS

DECEMBER 31, 2012

ANNUAL REPORT

DWS INVESTMENTS VIT FUNDS

DWS Equity 500 Index VIP

Contents
3 Performance Summary
4 Management Summary
5 Portfolio Summary
6 Investment Portfolio
18 Statement of Assets and Liabilities
18 Statement of Operations
19 Statement of Changes in Net Assets
22 Financial Highlights
24 Notes to Financial Statements
29 Report of Independent Registered Public Accounting Firm
30 Information About Your Fund's Expenses
31 Tax Information
31 Proxy Voting
32 Investment Management Agreement Approval
35 Summary of Management Fee Evaluation by Independent Fee Consultant
37 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund's performance to differ from that of the index. The Fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary December 31, 2012 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2012 are 0.33%, 0.58% and 0.73% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment

The Standard & Poor's 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2012)
DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,570	$13,514	$10,730	$19,363
	Average annual total return	15.70%	10.56%	1.42%	6.83%
S&P 500 Index	Growth of $10,000	$11,600	$13,630	$10,859	$19,858
	Average annual total return	16.00%	10.87%	1.66%	7.10%
DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,542	$13,415	$10,595	$18,883
	Average annual total return	15.42%	10.29%	1.16%	6.56%
S&P 500 Index	Growth of $10,000	$11,600	$13,630	$10,859	$19,858
	Average annual total return	16.00%	10.87%	1.66%	7.10%
DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	Life of Class*
Class B2	Growth of $10,000	$11,526	$13,360	$10,527	$12,863
	Average annual total return	15.26%	10.14%	1.03%	3.51%
S&P 500 Index	Growth of $10,000	$11,600	$13,630	$10,859	$13,542
	Average annual total return	16.00%	10.87%	1.66%	4.27%

The growth of $10,000 is cumulative.

* The Fund commenced offering Class B2 shares on September 16, 2005. The performance shown for the index is for the time period of September 30, 2005 through December 31, 2012, which is based on the performance period of the life of Class B2.

Management Summary December 31, 2012 (Unaudited)

The Fund returned 15.70% in 2012 (Class A shares, unadjusted for contract charges). Since the Fund's investment strategy is to replicate the performance of the Standard & Poor's 500® (S&P 500) Index before the deduction of expenses, the Fund's return is normally close to the return of the index.1

The S&P 500 Index delivered a total return of 16.00% during the past year, an impressive feat given the litany of concerns that weighed on the market at various times. Issues that fueled periodic market volatility throughout the year included the European debt crisis, slowing growth in China, uncertainty related to the U.S. elections and — at the tail end of the period — growing worries about the fiscal cliff (the tax increases and spending cuts set to go into effect at the start of 2013).

Despite these potential roadblocks, equities rallied on the strength of several important positive factors. Corporate earnings were robust through the first nine months of the period, providing investors with the confidence to buy equities at valuations that were generally in line with historical averages. Corporate profit margins remained at record levels, fueled by lower labor costs and falling interest expenses. The economic backdrop was also favorable, as the slow, steady growth in the United States offered a relative "safe haven" at a time of elevated uncertainty overseas. Finally, and most important, the extremely accommodative policies of the world's central banks boosted investor risk appetites. Not only did the U.S. Federal Reserve Board (the Fed) extend its stimulative quantitative easing policy, but European Central Bank President Mario Draghi pledged to do "whatever it takes" to keep the Eurozone intact.2,3 Together, these factors outweighed the potential challenges and the S&P 500 finished with a solid, double-digit gain.

The best-performing market segments were the consumer discretionary and financial sectors, followed by telecommunications and health care.4 The sectors most sensitive to global, rather than domestic, economic trends — industrials, materials and energy — all finished behind the S&P 500 Index, with energy turning in the weakest performance due to the downturn in the price of oil. The worst-performing sector was utilities, which was hit by falling power prices and, late in the year, concerns about the potential for higher taxes on dividends in 2013.

We continue to follow a passive strategy designed to provide returns that approximate those of the benchmark.

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

1 The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Fund's advisor. DWS Equity 500 Index VIP is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. There is no guarantee that the Fund will be able to mirror the S&P 500 index closely enough to track its performance.

2 Quantitative easing is a type of monetary policy whereby governments buy government or other types of securities from the market in order to increase the money supply.

3 The Eurozone represents the European Union countries that have adopted the euro as their national currency.

4 The consumer discretionary sector represents industries that produce goods and services that are not necessities in everyday life.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/12	12/31/11

Common Stocks	98%	99%
Cash Equivalents	2%	1%
	100%	100%

Sector Diversification (As a % of Common Stocks)	12/31/12	12/31/11

Information Technology	19%	19%
Financials	16%	14%
Health Care	12%	12%
Consumer Discretionary	11%	11%
Energy	11%	12%
Consumer Staples	11%	11%
Industrials	10%	11%
Materials	4%	3%
Utilities	3%	4%
Telecommunication Services	3%	3%
	100%	100%

Ten Largest Equity Holdings (19.1% of Net Assets)
1. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communication devices	3.8%
2. Exxon Mobil Corp. Explorer and producer of oil and gas	3.0%
3. General Electric Co. A diversified company provider of services to the technology, media and financial industries	1.7%
4. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.6%
5. International Business Machines Corp. Manufacturer of computers and provider of information processing services	1.6%
6. Microsoft Corp. Develops, manufactures, licenses, sells and supports software products	1.6%
7. Johnson & Johnson Provider of health care products	1.5%
8. AT&T, Inc. An integrated telecommunications company	1.5%
9. Google, Inc. Provides a Web-based search engine for the Internet	1.4%
10. Procter & Gamble Co. Manufacturer of diversified consumer products	1.4%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio December 31, 2012
	Shares	Value ($)

Common Stocks 97.4%
Consumer Discretionary 11.2%
Auto Components 0.3%
BorgWarner, Inc.* (a)	6,552	469,254
Delphi Automotive PLC*	16,489	630,704
Goodyear Tire & Rubber Co.*	14,024	193,672
Johnson Controls, Inc.	38,271	1,174,920
		2,468,550
Automobiles 0.5%
Ford Motor Co.	213,468	2,764,411
Harley-Davidson, Inc.	12,869	628,522
		3,392,933
Distributors 0.1%
Genuine Parts Co.	8,662	550,730
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	5,914	123,721
H&R Block, Inc.	14,954	277,696
		401,417
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	24,961	917,816
Chipotle Mexican Grill, Inc.*	1,740	517,580
Darden Restaurants, Inc.	7,257	327,073
International Game Technology	14,569	206,443
Marriott International, Inc. "A"	13,784	513,730
McDonald's Corp.	56,244	4,961,283
Starbucks Corp.	41,663	2,233,970
Starwood Hotels & Resorts Worldwide, Inc.	11,162	640,252
Wyndham Worldwide Corp.	7,856	418,018
Wynn Resorts Ltd.	4,463	502,043
Yum! Brands, Inc.	25,310	1,680,584
		12,918,792
Household Durables 0.3%
D.R. Horton, Inc.	15,192	300,498
Garmin Ltd. (a)	6,228	254,227
Harman International Industries, Inc.	4,023	179,587
Leggett & Platt, Inc.	8,242	224,347
Lennar Corp. "A" (a)	9,390	363,112
Newell Rubbermaid, Inc.	16,156	359,794
PulteGroup, Inc.*	19,089	346,656
Whirlpool Corp.	4,291	436,609
		2,464,830
Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	20,301	5,098,393
Expedia, Inc. (a)	5,337	327,959
Netflix, Inc.* (a)	3,128	290,216
Priceline.com, Inc.*	2,793	1,735,011
TripAdvisor, Inc.*	5,992	251,424
		7,703,003
Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	6,277	225,344
Mattel, Inc.	19,255	705,118
		930,462
Media 3.5%
Cablevision Systems Corp. (New York Group) "A"	11,991	179,145
CBS Corp. "B"	33,104	1,259,607
	Shares	Value ($)

Comcast Corp. "A"	148,832	5,563,340
DIRECTV*	33,860	1,698,418
Discovery Communications, Inc. "A"*	13,377	849,172
Gannett Co., Inc.	12,623	227,340
Interpublic Group of Companies, Inc.	25,045	275,996
McGraw-Hill Companies, Inc.	15,554	850,337
News Corp. "A"	112,933	2,884,309
Omnicom Group, Inc.	14,732	736,011
Scripps Networks Interactive "A"	4,904	284,040
Time Warner Cable, Inc.	16,902	1,642,705
Time Warner, Inc.	53,030	2,536,425
Viacom, Inc. "B"	25,882	1,365,017
Walt Disney Co.	99,261	4,942,205
Washington Post Co. "B" (a)	267	97,511
		25,391,578
Multiline Retail 0.8%
Big Lots, Inc.*	3,278	93,292
Dollar General Corp.*	14,701	648,167
Dollar Tree, Inc.*	12,667	513,773
Family Dollar Stores, Inc.	5,399	342,351
J.C. Penney Co., Inc. (a)	8,443	166,412
Kohl's Corp.	11,808	507,508
Macy's, Inc.	22,122	863,200
Nordstrom, Inc.	8,323	445,280
Target Corp.	36,417	2,154,794
		5,734,777
Specialty Retail 2.1%
Abercrombie & Fitch Co. "A"	4,617	221,477
AutoNation, Inc.*	2,211	87,777
AutoZone, Inc.*	2,063	731,189
Bed Bath & Beyond, Inc.*	12,825	717,046
Best Buy Co., Inc.	14,867	176,174
CarMax, Inc.*	13,044	489,672
GameStop Corp. "A" (a)	7,106	178,290
Home Depot, Inc.	83,703	5,177,031
Limited Brands, Inc.	13,501	635,357
Lowe's Companies, Inc.	62,965	2,236,517
O'Reilly Automotive, Inc.*	6,413	573,450
PetSmart, Inc.	5,979	408,605
Ross Stores, Inc.	12,626	683,698
Staples, Inc. (a)	38,360	437,304
The Gap, Inc.	16,857	523,241
Tiffany & Co.	6,566	376,494
TJX Companies, Inc.	40,767	1,730,559
Urban Outfitters, Inc.*	5,982	235,451
		15,619,332
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	15,770	875,393
Fossil, Inc.*	3,095	288,144
NIKE, Inc. "B"	40,886	2,109,717
Ralph Lauren Corp.	3,442	516,025
VF Corp.	4,909	741,112
		4,530,391
Consumer Staples 10.3%
Beverages 2.3%
Beam, Inc.	8,978	548,466
Brown-Forman Corp. "B"	8,632	545,974
Coca-Cola Co.	216,111	7,834,024
	Shares	Value ($)

Coca-Cola Enterprises, Inc.	15,134	480,202
Constellation Brands, Inc. "A"*	8,532	301,948
Dr. Pepper Snapple Group, Inc.	11,657	515,006
Molson Coors Brewing Co. "B"	8,598	367,909
Monster Beverage Corp.*	8,355	441,812
PepsiCo, Inc.	86,631	5,928,159
		16,963,500
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	24,256	2,395,765
CVS Caremark Corp.	69,868	3,378,118
Kroger Co.	28,560	743,131
Safeway, Inc. (a)	13,117	237,286
Sysco Corp.	32,845	1,039,873
Wal-Mart Stores, Inc.	93,734	6,395,471
Walgreen Co.	48,159	1,782,365
Whole Foods Market, Inc.	9,570	874,028
		16,846,037
Food Products 1.7%
Archer-Daniels-Midland Co.	36,807	1,008,144
Campbell Soup Co. (a)	9,871	344,399
ConAgra Foods, Inc.	23,115	681,892
Dean Foods Co.*	10,345	170,796
General Mills, Inc.	36,254	1,465,024
H.J. Heinz Co. (a)	17,825	1,028,146
Hormel Foods Corp.	7,361	229,737
Kellogg Co.	13,799	770,674
Kraft Foods Group, Inc.	33,231	1,511,014
McCormick & Co., Inc.	7,286	462,880
Mead Johnson Nutrition Co.	11,315	745,545
Mondelez International, Inc. "A"	99,627	2,537,500
The Hershey Co.	8,418	607,948
The JM Smucker Co.	6,014	518,647
Tyson Foods, Inc. "A"	15,830	307,102
		12,389,448
Household Products 2.1%
Clorox Co.	7,369	539,558
Colgate-Palmolive Co.	24,858	2,598,656
Kimberly-Clark Corp.	21,903	1,849,270
Procter & Gamble Co.	153,180	10,399,390
		15,386,874
Personal Products 0.1%
Avon Products, Inc.	23,657	339,714
Estee Lauder Companies, Inc. "A"	13,351	799,191
		1,138,905
Tobacco 1.8%
Altria Group, Inc.	113,521	3,566,830
Lorillard, Inc.	7,265	847,607
Philip Morris International, Inc.	93,587	7,827,617
Reynolds American, Inc.	18,247	755,973
		12,998,027
Energy 10.7%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	24,599	1,004,623
Cameron International Corp.*	13,680	772,373
Diamond Offshore Drilling, Inc.	3,791	257,636
Ensco PLC "A"	12,896	764,475
FMC Technologies, Inc.*	13,252	567,583
Halliburton Co. (a)	52,090	1,807,002
Helmerich & Payne, Inc.	5,945	332,980
Nabors Industries Ltd.*	16,991	245,520
National Oilwell Varco, Inc.	23,932	1,635,752
	Shares	Value ($)

Noble Corp.	14,188	494,026
Rowan Companies PLC "A"*	6,875	214,981
Schlumberger Ltd.	74,440	5,157,948
		13,254,899
Oil, Gas & Consumable Fuels 8.9%
Anadarko Petroleum Corp.	28,011	2,081,497
Apache Corp.	21,934	1,721,819
Cabot Oil & Gas Corp.	11,643	579,123
Chesapeake Energy Corp. (a)	29,259	486,285
Chevron Corp.	109,663	11,858,957
ConocoPhillips	68,019	3,944,422
CONSOL Energy, Inc. (a)	12,524	402,020
Denbury Resources, Inc.*	22,227	360,077
Devon Energy Corp.	21,087	1,097,368
EOG Resources, Inc.	15,182	1,833,834
EQT Corp.	8,253	486,762
Exxon Mobil Corp.	255,414	22,106,082
Hess Corp.	16,668	882,737
Kinder Morgan, Inc.	35,456	1,252,661
Marathon Oil Corp.	39,544	1,212,419
Marathon Petroleum Corp.	18,924	1,192,212
Murphy Oil Corp. (a)	10,367	617,355
Newfield Exploration Co.*	7,232	193,673
Noble Energy, Inc.	9,937	1,010,990
Occidental Petroleum Corp.	45,404	3,478,400
Peabody Energy Corp.	14,916	396,915
Phillips 66	35,063	1,861,845
Pioneer Natural Resources Co.	6,975	743,465
QEP Resources, Inc.	9,921	300,309
Range Resources Corp.	9,064	569,491
Southwestern Energy Co.*	19,865	663,690
Spectra Energy Corp.	37,269	1,020,425
Tesoro Corp.	8,003	352,532
Valero Energy Corp.	31,026	1,058,607
Williams Companies, Inc.	37,776	1,236,786
WPX Energy, Inc.*	10,865	161,671
		65,164,429
Financials 15.2%
Capital Markets 1.9%
Ameriprise Financial, Inc.	11,551	723,439
Bank of New York Mellon Corp.	65,534	1,684,224
BlackRock, Inc.	7,033	1,453,791
Charles Schwab Corp. (a)	60,921	874,826
E*TRADE Financial Corp.*	13,785	123,376
Franklin Resources, Inc.	7,724	970,907
Invesco Ltd.	24,582	641,344
Legg Mason, Inc.	6,299	162,010
Morgan Stanley	77,505	1,481,896
Northern Trust Corp.	12,734	638,737
State Street Corp.	26,057	1,224,940
T. Rowe Price Group, Inc.	14,411	938,588
The Goldman Sachs Group, Inc.	24,764	3,158,896
		14,076,974
Commercial Banks 2.7%
BB&T Corp.	39,169	1,140,210
Comerica, Inc. (a)	10,866	329,674
Fifth Third Bancorp.	50,279	763,738
First Horizon National Corp.	14,787	146,539
Huntington Bancshares, Inc.	47,887	305,998
KeyCorp	51,590	434,388
M&T Bank Corp. (a)	6,708	660,537
PNC Financial Services Group, Inc.	29,647	1,728,717
	Shares	Value ($)

Regions Financial Corp.	78,474	558,735
SunTrust Banks, Inc.	30,193	855,971
U.S. Bancorp.	105,326	3,364,112
Wells Fargo & Co.	274,302	9,375,642
Zions Bancorp.	10,592	226,669
		19,890,930
Consumer Finance 0.9%
American Express Co.	54,593	3,138,006
Capital One Financial Corp.	32,604	1,888,750
Discover Financial Services	28,301	1,091,003
SLM Corp.	25,636	439,145
		6,556,904
Diversified Financial Services 3.5%
Bank of America Corp.	603,889	7,005,112
Citigroup, Inc.	164,318	6,500,420
CME Group, Inc. "A"	17,052	864,707
IntercontinentalExchange, Inc.*	4,070	503,907
JPMorgan Chase & Co.	213,007	9,365,918
Leucadia National Corp.	10,912	259,596
Moody's Corp.	11,030	555,030
NYSE Euronext	13,503	425,885
The NASDAQ OMX Group, Inc.	6,510	162,815
		25,643,390
Insurance 3.9%
ACE Ltd.	19,023	1,518,035
Aflac, Inc.	26,268	1,395,356
Allstate Corp.	26,969	1,083,345
American International Group, Inc.*	82,712	2,919,734
Aon PLC	17,834	991,570
Assurant, Inc.	4,645	161,182
Berkshire Hathaway, Inc. "B"*	102,153	9,163,124
Chubb Corp.	14,661	1,104,267
Cincinnati Financial Corp.	8,347	326,869
Genworth Financial, Inc. "A"*	28,423	213,457
Hartford Financial Services Group, Inc.	24,810	556,736
Lincoln National Corp.	15,397	398,782
Loews Corp.	17,267	703,630
Marsh & McLennan Companies, Inc.	30,441	1,049,301
MetLife, Inc.	60,572	1,995,242
Principal Financial Group, Inc.	15,389	438,894
Progressive Corp.	30,759	649,015
Prudential Financial, Inc.	26,006	1,386,900
The Travelers Companies, Inc.	21,361	1,534,147
Torchmark Corp. (a)	5,428	280,465
Unum Group	15,860	330,205
XL Group PLC	17,078	427,975
		28,628,231
Real Estate Investment Trusts 2.2%
American Tower Corp. (REIT)	22,171	1,713,153
Apartment Investment & Management Co. "A" (REIT)	8,005	216,615
AvalonBay Communities, Inc. (REIT)	6,355	861,675
Boston Properties, Inc. (REIT)	8,407	889,545
Equity Residential (REIT)	17,893	1,013,996
HCP, Inc. (REIT)	25,335	1,144,635
Health Care REIT, Inc. (REIT)	14,482	887,602
Host Hotels & Resorts, Inc. (REIT)	40,055	627,662
Kimco Realty Corp. (REIT)	23,376	451,624
Plum Creek Timber Co., Inc. (REIT) (a)	9,225	409,313
	Shares	Value ($)

Prologis, Inc. (REIT)	25,676	936,917
Public Storage (REIT)	8,089	1,172,582
Simon Property Group, Inc. (REIT)	17,315	2,737,329
Ventas, Inc. (REIT)	16,731	1,082,830
Vornado Realty Trust (REIT)	9,473	758,598
Weyerhaeuser Co. (REIT)	30,649	852,655
		15,756,731
Real Estate Management & Development 0.0%
CBRE Group, Inc. "A"*	16,537	329,086
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	26,509	215,518
People's United Financial, Inc.	19,657	237,653
		453,171
Health Care 11.7%
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc.*	10,798	1,012,960
Amgen, Inc.	43,008	3,712,450
Biogen Idec, Inc.*	13,271	1,946,458
Celgene Corp.*	23,710	1,866,451
Gilead Sciences, Inc.* (a)	42,448	3,117,806
		11,656,125
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	88,567	5,801,138
Baxter International, Inc.	30,777	2,051,595
Becton, Dickinson & Co.	11,034	862,748
Boston Scientific Corp.*	77,098	441,772
C.R. Bard, Inc.	4,262	416,568
CareFusion Corp.*	12,577	359,451
Covidien PLC	26,513	1,530,861
DENTSPLY International, Inc.	7,956	315,137
Edwards Lifesciences Corp.*	6,577	593,048
Intuitive Surgical, Inc.*	2,228	1,092,544
Medtronic, Inc.	56,666	2,324,439
St. Jude Medical, Inc. (a)	17,276	624,355
Stryker Corp.	16,190	887,536
Varian Medical Systems, Inc.*	6,217	436,682
Zimmer Holdings, Inc.	9,581	638,669
		18,376,543
Health Care Providers & Services 1.9%
Aetna, Inc.	18,690	865,347
AmerisourceBergen Corp. (a)	13,435	580,123
Cardinal Health, Inc.	19,218	791,397
CIGNA Corp.	15,949	852,633
Coventry Health Care, Inc.	7,702	345,281
DaVita HealthCare Partners, Inc.*	4,618	510,427
Express Scripts Holding Co.*	45,731	2,469,474
Humana, Inc.	8,860	608,062
Laboratory Corp. of America Holdings*	5,401	467,835
McKesson Corp.	13,211	1,280,939
Patterson Companies, Inc.	4,855	166,187
Quest Diagnostics, Inc.	8,869	516,797
Tenet Healthcare Corp.*	5,764	187,157
UnitedHealth Group, Inc.	57,219	3,103,559
WellPoint, Inc.	16,994	1,035,274
		13,780,492
Health Care Technology 0.1%
Cerner Corp.*	8,245	640,142
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	19,382	793,499
Life Technologies Corp.*	9,626	472,444
	Shares	Value ($)

PerkinElmer, Inc.	6,370	202,184
Thermo Fisher Scientific, Inc.	20,210	1,288,994
Waters Corp.*	4,754	414,168
		3,171,289
Pharmaceuticals 5.2%
Allergan, Inc.	17,237	1,581,150
Bristol-Myers Squibb Co.	92,505	3,014,738
Eli Lilly & Co.	57,236	2,822,879
Forest Laboratories, Inc.*	13,061	461,315
Hospira, Inc.*	9,386	293,219
Johnson & Johnson (a)	155,257	10,883,516
Merck & Co., Inc.	170,333	6,973,433
Mylan, Inc.* (a)	22,717	624,263
Perrigo Co.	4,953	515,261
Pfizer, Inc.	412,542	10,346,553
Watson Pharmaceuticals, Inc.*	7,103	610,858
		38,127,185
Industrials 9.9%
Aerospace & Defense 2.3%
Boeing Co.	38,012	2,864,584
General Dynamics Corp.	18,599	1,288,353
Honeywell International, Inc.	43,882	2,785,191
L-3 Communications Holdings, Inc.	5,173	396,355
Lockheed Martin Corp.	15,027	1,386,842
Northrop Grumman Corp.	13,725	927,535
Precision Castparts Corp.	8,154	1,544,531
Raytheon Co.	18,462	1,062,673
Rockwell Collins, Inc. (a)	8,018	466,407
Textron, Inc. (a)	16,014	396,987
United Technologies Corp.	47,235	3,873,742
		16,993,200
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	8,980	567,716
Expeditors International of Washington, Inc.	11,741	464,356
FedEx Corp.	16,368	1,501,273
United Parcel Service, Inc. "B"	40,095	2,956,204
		5,489,549
Airlines 0.1%
Southwest Airlines Co.	41,306	422,973
Building Products 0.0%
Masco Corp. (a)	19,402	323,237
Commercial Services & Supplies 0.5%
ADT Corp.	12,859	597,815
Avery Dennison Corp.	5,499	192,025
Cintas Corp.	5,973	244,296
Iron Mountain, Inc.	9,497	294,882
Pitney Bowes, Inc. (a)	10,453	111,220
Republic Services, Inc.	17,067	500,575
Stericycle, Inc.*	4,698	438,182
Tyco International Ltd.	25,864	756,522
Waste Management, Inc. (a)	24,207	816,744
		3,952,261
Construction & Engineering 0.2%
Fluor Corp.	9,310	546,870
Jacobs Engineering Group, Inc.*	7,504	319,445
Quanta Services, Inc.*	12,053	328,926
		1,195,241
Electrical Equipment 0.7%
Eaton Corp. PLC	25,867	1,401,992
Emerson Electric Co.	40,567	2,148,428
	Shares	Value ($)

Rockwell Automation, Inc.	7,802	655,290
Roper Industries, Inc.	5,580	622,058
		4,827,768
Industrial Conglomerates 2.4%
3M Co.	35,639	3,309,081
Danaher Corp.	32,586	1,821,558
General Electric Co.	587,492	12,331,457
		17,462,096
Machinery 1.9%
Caterpillar, Inc.	36,639	3,282,122
Cummins, Inc.	9,903	1,072,990
Deere & Co.	21,938	1,895,882
Dover Corp.	10,024	658,677
Flowserve Corp.	2,787	409,131
Illinois Tool Works, Inc.	23,865	1,451,231
Ingersoll-Rand PLC	15,660	751,053
Joy Global, Inc.	5,983	381,596
PACCAR, Inc.	19,637	887,789
Pall Corp.	6,214	374,456
Parker Hannifin Corp.	8,353	710,506
Pentair Ltd. (Registered)	11,711	575,596
Snap-on, Inc.	3,303	260,904
Stanley Black & Decker, Inc.	9,538	705,526
Xylem, Inc.	10,193	276,230
		13,693,689
Professional Services 0.1%
Dun & Bradstreet Corp.	2,476	194,737
Equifax, Inc.	6,764	366,068
Robert Half International, Inc.	7,713	245,428
		806,233
Road & Rail 0.8%
CSX Corp.	57,808	1,140,552
Norfolk Southern Corp.	17,719	1,095,743
Ryder System, Inc.	2,903	144,947
Union Pacific Corp.	26,353	3,313,099
		5,694,341
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	15,280	713,423
W.W. Grainger, Inc. (a)	3,344	676,726
		1,390,149
Information Technology 18.5%
Communications Equipment 1.9%
Cisco Systems, Inc.	297,425	5,844,401
F5 Networks, Inc.*	4,483	435,524
Harris Corp.	6,473	316,918
JDS Uniphase Corp.*	12,602	170,631
Juniper Networks, Inc.*	28,902	568,502
Motorola Solutions, Inc.	15,688	873,508
QUALCOMM, Inc.	95,458	5,920,305
		14,129,789
Computers & Peripherals 4.9%
Apple, Inc.	52,699	28,090,148
Dell, Inc.	81,274	823,306
EMC Corp.*	118,010	2,985,653
Hewlett-Packard Co.	110,195	1,570,279
NetApp, Inc.*	20,363	683,179
SanDisk Corp.*	13,506	588,321
Seagate Technology PLC	18,823	573,725
Western Digital Corp.	12,286	522,032
		35,836,643
	Shares	Value ($)

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	9,087	587,929
Corning, Inc.	82,804	1,044,986
FLIR Systems, Inc.	8,386	187,092
Jabil Circuit, Inc.	10,393	200,481
Molex, Inc. (a)	7,976	217,984
TE Connectivity Ltd.	23,681	879,039
		3,117,511
Internet Software & Services 2.2%
Akamai Technologies, Inc.*	9,985	408,486
eBay, Inc.*	65,243	3,328,698
Google, Inc. "A"*	14,911	10,577,416
VeriSign, Inc.*	8,752	339,753
Yahoo!, Inc.* (a)	58,282	1,159,812
		15,814,165
IT Services 3.7%
Accenture PLC "A"	35,777	2,379,171
Automatic Data Processing, Inc.	27,222	1,551,926
Cognizant Technology Solutions Corp. "A"*	16,755	1,240,708
Computer Sciences Corp.	8,555	342,628
Fidelity National Information Services, Inc.	13,985	486,818
Fiserv, Inc.*	7,475	590,749
International Business Machines Corp.	59,504	11,397,991
MasterCard, Inc. "A"	5,987	2,941,293
Paychex, Inc. (a)	18,111	563,977
SAIC, Inc. (a)	15,725	178,007
Teradata Corp.*	9,610	594,763
Total System Services, Inc.	9,315	199,527
Visa, Inc. "A" (a)	29,204	4,426,742
Western Union Co.	32,915	447,973
		27,342,273
Office Electronics 0.1%
Xerox Corp.	70,586	481,396
Semiconductors & Semiconductor Equipment 1.9%
Advanced Micro Devices, Inc.* (a)	22,089	53,014
Altera Corp.	17,822	613,790
Analog Devices, Inc.	16,984	714,347
Applied Materials, Inc.	67,314	770,072
Broadcom Corp. "A"*	29,312	973,452
First Solar, Inc.* (a)	3,515	108,543
Intel Corp. (a)	278,854	5,752,758
KLA-Tencor Corp.	9,233	440,968
Lam Research Corp.*	9,634	348,076
Linear Technology Corp. (a)	13,055	447,786
LSI Corp.*	32,065	227,020
Microchip Technology, Inc. (a)	10,740	350,017
Micron Technology, Inc.* (a)	57,582	365,646
NVIDIA Corp.	35,287	433,677
Teradyne, Inc.* (a)	10,241	172,970
Texas Instruments, Inc. (a)	62,906	1,946,312
Xilinx, Inc.	14,539	521,950
		14,240,398
Software 3.4%
Adobe Systems, Inc.*	27,793	1,047,240
Autodesk, Inc.*	12,591	445,092
BMC Software, Inc.*	7,966	315,932
CA, Inc.	18,504	406,718
Citrix Systems, Inc.*	10,421	685,181
	Shares	Value ($)

Electronic Arts, Inc.*	17,108	248,579
Intuit, Inc.	15,729	935,875
Microsoft Corp.	424,331	11,342,368
Oracle Corp.	210,574	7,016,326
Red Hat, Inc.*	10,990	582,030
Salesforce.com, Inc.* (a)	7,291	1,225,617
Symantec Corp.*	38,861	730,975
		24,981,933
Materials 3.5%
Chemicals 2.4%
Air Products & Chemicals, Inc.	11,832	994,125
Airgas, Inc.	4,008	365,890
CF Industries Holdings, Inc.	3,503	711,669
Dow Chemical Co.	67,209	2,172,195
E.I. du Pont de Nemours & Co.	52,247	2,349,548
Eastman Chemical Co.	8,643	588,156
Ecolab, Inc.	14,746	1,060,237
FMC Corp.	7,782	455,403
International Flavors & Fragrances, Inc.	4,438	295,304
LyondellBasell Industries NV "A"	21,273	1,214,476
Monsanto Co.	29,944	2,834,200
PPG Industries, Inc. (a)	8,557	1,158,190
Praxair, Inc.	16,639	1,821,139
Sigma-Aldrich Corp.	6,747	496,444
The Mosaic Co.	15,411	872,725
The Sherwin-Williams Co.	4,849	745,873
		18,135,574
Construction Materials 0.1%
Vulcan Materials Co.	7,223	375,957
Containers & Packaging 0.1%
Ball Corp.	8,793	393,487
Bemis Co., Inc.	6,058	202,701
Owens-Illinois, Inc.*	9,576	203,681
Sealed Air Corp.	9,638	168,761
		968,630
Metals & Mining 0.7%
Alcoa, Inc.	59,740	518,543
Allegheny Technologies, Inc.	6,196	188,111
Cliffs Natural Resources, Inc. (a)	8,167	314,920
Freeport-McMoRan Copper & Gold, Inc.	53,179	1,818,722
Newmont Mining Corp.	27,810	1,291,496
Nucor Corp.	17,647	761,997
Titanium Metals Corp.	4,728	78,059
United States Steel Corp. (a)	8,324	198,694
		5,170,542
Paper & Forest Products 0.2%
International Paper Co.	24,419	972,853
MeadWestvaco Corp.	9,981	318,095
		1,290,948
Telecommunication Services 3.0%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	318,307	10,730,129
CenturyLink, Inc. (a)	35,027	1,370,256
Frontier Communications Corp. (a)	55,303	236,697
Verizon Communications, Inc. (a)	159,971	6,921,945
Windstream Corp. (a)	32,026	265,175
		19,524,202
	Shares	Value ($)

Wireless Telecommunication Services 0.3%
Crown Castle International Corp.* (a)	16,404	1,183,713
MetroPCS Communications, Inc.*	17,526	174,208
Sprint Nextel Corp.*	168,365	954,630
		2,312,551
Utilities 3.4%
Electric Utilities 2.0%
American Electric Power Co., Inc.	27,111	1,157,097
Duke Energy Corp.	39,430	2,515,634
Edison International	18,189	821,961
Entergy Corp.	10,122	645,278
Exelon Corp.	47,872	1,423,713
FirstEnergy Corp.	23,412	977,685
NextEra Energy, Inc.	23,657	1,636,828
Northeast Utilities	17,511	684,330
Pepco Holdings, Inc. (a)	13,324	261,284
Pinnacle West Capital Corp.	6,027	307,256
PPL Corp.	32,532	931,391
Southern Co.	48,898	2,093,323
Xcel Energy, Inc.	27,601	737,223
		14,193,003
Gas Utilities 0.1%
AGL Resources, Inc.	6,529	260,964
ONEOK, Inc.	11,634	497,354
		758,318
Independent Power Producers & Energy Traders 0.1%
AES Corp.	35,357	378,320
NRG Energy, Inc.	18,359	422,073
		800,393
Multi-Utilities 1.2%
Ameren Corp.	13,973	429,251
CenterPoint Energy, Inc.	23,687	455,975
CMS Energy Corp.	15,030	366,431
Consolidated Edison, Inc.	16,287	904,580
Dominion Resources, Inc.	32,178	1,666,820
DTE Energy Co.	9,541	572,937
	Shares	Value ($)

Integrys Energy Group, Inc.	4,222	220,473
NiSource, Inc.	17,672	439,856
PG&E Corp.	24,248	974,285
Public Service Enterprise Group, Inc.	28,303	866,072
SCANA Corp.	7,262	331,438
Sempra Energy	12,484	885,615
TECO Energy, Inc.	11,246	188,483
Wisconsin Energy Corp.	13,024	479,933
		8,782,149
Total Common Stocks (Cost $573,075,346)		713,843,219

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.13%**, 4/25/2013 (b) (Cost $1,399,516)	1,400,000	1,399,671

	Shares	Value ($)

Securities Lending Collateral 7.0%
Daily Assets Fund Institutional, 0.20% (c) (d) (Cost $51,493,735)	51,493,735	51,493,735

Cash Equivalents 2.4%
Central Cash Management Fund, 0.15% (c) (Cost $17,726,344)	17,726,344	17,726,344

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $643,694,941)†	107.0	784,462,969
Other Assets and Liabilities, Net (a)	(7.0)	(51,167,277)
Net Assets	100.0	733,295,692

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $674,834,292. At December 31, 2012, net unrealized appreciation for all securities based on tax cost was $109,628,677. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $197,189,085 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $87,560,408.

(a) All or a portion of these securities were on loan amounting to $50,970,493. In addition, included in other assets and liabilities, net is a pending sale, amounting to $93,379, that is also on loan (see Notes to Financial Statements). The value of all securities loaned at December 31, 2012 amounted to $51,063,872, which is 7.0% of net assets.

(b) At December 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At December 31, 2012, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 Index	USD	3/14/2013	58	20,591,450	(60,370)

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$713,843,219	$—	$—	$713,843,219
Government & Agency Obligation	—	1,399,671	—	1,399,671
Short-Term Investments (e)	69,220,079	—	—	69,220,079
Total	$783,063,298	$1,399,671	$—	$784,462,969
Liabilities
Derivatives (f)	$(60,370)	$—	$—	$(60,370)
Total	$(60,370)	$—	$—	$(60,370)

There have been no transfers between fair value measurement levels during the year ended December 31, 2012.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of December 31, 2012
Assets
Investments: Investments in non-affiliated securities, at value (cost $574,474,862) — including $50,970,493 of securities loaned	$715,242,890
Investment in Daily Assets Fund Institutional (cost $51,493,735)*	51,493,735
Investment in Central Cash Management Fund (cost $17,726,344)	17,726,344
Total investments in securities, at value (cost $643,694,941)	784,462,969
Cash	2,803
Receivable for investments sold	93,865
Receivable for Fund shares sold	19,814
Dividends receivable	795,908
Interest receivable	8,312
Receivable for variation margin on futures	523,460
Foreign taxes recoverable	561
Due from Advisor	30
Other assets	12,411
Total assets	785,920,133
Liabilities
Payable upon return of securities loaned	51,493,735
Payable for Fund shares redeemed	795,408
Accrued management fee	124,413
Accrued Trustees' fees	6,686
Other accrued expenses and payables	204,199
Total liabilities	52,624,441
Net assets, at value	$733,295,692
Net Assets Consist of
Undistributed net investment income	14,154,592
Net unrealized appreciation (depreciation) on: Investments	140,768,028
Futures	(60,370)
Accumulated net realized gain (loss)	(13,955,755)
Paid-in capital	592,389,197
Net assets, at value	$733,295,692
Class A Net Asset Value, offering and redemption price per share ($668,163,975 ÷ 44,517,365 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$15.01
Class B Net Asset Value, offering and redemption price per share ($46,631,549 ÷ 3,108,562 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$15.00
Class B2 Net Asset Value, offering and redemption price per share ($18,500,168 ÷ 1,234,243 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$14.99

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended December 31, 2012
Investment Income
Income: Dividends (net of foreign taxes withheld of $9,555)	$16,773,919
Interest	1,115
Income distributions — Central Cash Management Fund	10,929
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	144,457
Total income	16,930,420
Expenses: Management fee	1,475,133
Administration fee	737,567
Services to shareholders	5,999
Distribution service fees (Class B and Class B2)	165,257
Record keeping fee (Class B2)	27,819
Custodian fee	24,083
Professional fees	67,320
Reports to shareholders	166,382
Trustees' fees and expenses	29,820
Other	43,083
Total expenses before expense reductions	2,742,463
Expense reductions	(1,192)
Total expenses after expense reductions	2,741,271
Net investment income (loss)	14,189,149
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	15,891,969
Futures	1,401,011
17,292,980
Change in net unrealized appreciation (depreciation) on: Investments	74,405,996
Futures	(46,557)
74,359,439
Net gain (loss)	91,652,419
Net increase (decrease) in net assets resulting from operations	$105,841,568

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2012	2011
Operations: Net investment income (loss)	$14,189,149	$12,872,005
Net realized gain (loss)	17,292,980	9,259,041
Change in net unrealized appreciation (depreciation)	74,359,439	(9,910,340)
Net increase (decrease) in net assets resulting from operations	105,841,568	12,220,706
Distributions to shareholders from: Net investment income: Class A	(11,798,114)	(11,499,201)
Class B	(708,034)	(693,566)
Class B2	(250,108)	(248,318)
Total distributions	(12,756,256)	(12,441,085)
Fund share transactions: Class A Proceeds from shares sold	49,568,733	56,585,657
Reinvestment of distributions	11,798,114	11,499,201
Payments for shares redeemed	(110,046,133)	(134,765,778)
Net increase (decrease) in net assets from Class A share transactions	(48,679,286)	(66,680,920)
Class B Proceeds from shares sold	4,477,029	4,009,341
Reinvestment of distributions	708,034	693,566
Payments for shares redeemed	(9,806,887)	(13,195,180)
Net increase (decrease) in net assets from Class B share transactions	(4,621,824)	(8,492,273)
Class B2 Proceeds from shares sold	473,923	179,271
Reinvestment of distributions	250,108	248,318
Cost of shares redeemed	(2,459,841)	(2,894,605)
Net increase (decrease) in net assets from Class B2 share transactions	(1,735,810)	(2,467,016)
Increase (decrease) in net assets	38,048,392	(77,860,588)
Net assets at beginning of period	695,247,300	773,107,888
Net assets at end of period (including undistributed net investment income of $14,154,592 and $12,722,907, respectively)	$733,295,692	$695,247,300

The accompanying notes are an integral part of the financial statements.

Increase (Decrease) in Net Assets	Years Ended December 31,
	2012	2011
Class A Shares outstanding at beginning of period	47,896,105	53,096,781
Shares sold	3,396,342	4,228,529
Shares issued to shareholders in reinvestment of distributions	818,177	819,032
Shares redeemed	(7,593,259)	(10,248,237)
Net increase (decrease) in Class A shares	(3,378,740)	(5,200,676)
Shares outstanding at end of period	44,517,365	47,896,105
Class B Shares outstanding at beginning of period	3,425,349	4,060,194
Shares sold	309,884	300,443
Shares issued to shareholders in reinvestment of distributions	49,033	49,329
Shares redeemed	(675,704)	(984,617)
Net increase (decrease) in Class B shares	(316,787)	(634,845)
Shares outstanding at end of period	3,108,562	3,425,349
Class B2 Shares outstanding at beginning of period	1,355,747	1,536,957
Shares sold	32,979	13,661
Shares issued to shareholders in reinvestment of distributions	17,320	17,661
Shares redeemed	(171,803)	(212,532)
Net increase (decrease) in Class B2 shares	(121,504)	(181,210)
Shares outstanding at end of period	1,234,243	1,355,747

The accompanying notes are an integral part of the financial statements.

Financial Highlights
	Years Ended December 31,
Class A	2012	2011	2010	2009		2008
Selected Per Share Data
Net asset value, beginning of period	$13.20	$13.17	$11.68	$9.55		$15.53
Income (loss) from investment operations: Net investment income (loss)a	.28	.23	.21	.21		.27
Net realized and unrealized gain (loss)	1.78	.03	1.51	2.20		(5.93)
Total from investment operations	2.06	.26	1.72	2.41		(5.66)
Less distributions from: Net investment income	(.25)	(.23)	(.23)	(.28)		(.32)
Net asset value, end of period	$15.01	$13.20	$13.17	$11.68		$9.55
Total Return (%)	15.70	1.83	14.70	26.32	b	(37.15	)b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	668	632	699	678		584
Ratio of expenses before expense reductions (%)	.35	.33	.33	.34		.33
Ratio of expenses after expense reductions (%)	.35	.33	.33	.32		.28
Ratio of net investment income (loss) (%)	1.95	1.74	1.74	2.10		2.07
Portfolio turnover rate (%)	4	6	5	8		6
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced.

	Years Ended December 31,
Class B	2012	2011	2010	2009		2008
Selected Per Share Data
Net asset value, beginning of period	$13.19	$13.17	$11.68	$9.54		$15.52
Income (loss) from investment operations: Net investment income (loss)a	.25	.20	.18	.18		.24
Net realized and unrealized gain (loss)	1.78	.01	1.51	2.22		(5.94)
Total from investment operations	2.03	.21	1.69	2.40		(5.70)
Less distributions from: Net investment income	(.22)	(.19)	(.20)	(.26)		(.28)
Net asset value, end of period	$15.00	$13.19	$13.17	$11.68		$9.54
Total Return (%)	15.42	1.50	14.52	26.03	b	(37.34	)b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47	45	53	50		40
Ratio of expenses before expense reductions (%)	.60	.58	.58	.59		.58
Ratio of expenses after expense reductions (%)	.60	.58	.58	.57		.53
Ratio of net investment income (loss) (%)	1.70	1.49	1.49	1.85		1.82
Portfolio turnover rate (%)	4	6	5	8		6
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced.

	Years Ended December 31,
Class B2	2012		2011	2010	2009		2008
Selected Per Share Data
Net asset value, beginning of period	$13.18		$13.15	$11.67	$9.54		$15.51
Income (loss) from investment operations: Net investment income (loss)a	.22		.18	.16	.17		.22
Net realized and unrealized gain (loss)	1.78		.02	1.50	2.21		(5.93)
Total from investment operations	2.00		.20	1.66	2.38		(5.71)
Less distributions from: Net investment income	(.19)		(.17)	(.18)	(.25)		(.26)
Net asset value, end of period	$14.99		$13.18	$13.15	$11.67		$9.54
Total Return (%)	15.26	b	1.43	14.29	25.79	b	(37.36	)b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19		18	20	21		19
Ratio of expenses before expense reductions (%)	.75		.73	.73	.74		.72
Ratio of expenses after expense reductions (%)	.74		.73	.73	.70		.63
Ratio of net investment income (loss) (%)	1.55		1.34	1.34	1.72		1.72
Portfolio turnover rate (%)	4		6	5	8		6
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. DWS Equity 500 Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate of 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B2 shares are subject to record keeping fees equal to an annual rate up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2012, the Fund's components of distributable earnings (accumulated gains) on a tax basis were as follows:
Undistributed ordinary income	$14,151,538
Undistributed long-term capital gains	$17,123,226
Unrealized appreciation (depreciation) on investments	$109,628,677

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2012	2011
Distributions from ordinary income	$12,756,256	$12,441,085

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2012, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2012 is included in a table following the Fund's Investment Portfolio. For the year ended December 31, 2012, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $5,765,000 to $20,591,000.

The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivative	Futures Contracts
Equity Contracts (a)	$(60,370)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,401,011

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(46,557)

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $26,500,555 and $89,388,407, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor. Northern Trust Investments, Inc. ("NTI") acts as investment sub-advisor for the Fund and is paid by the Advisor for its services. As investment sub-advisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Accordingly, for the year ended December 31, 2012, the fee pursuant to the management agreement was equivalent to an annual effective rate of 0.20% of the Fund's average daily net assets.

For the period from October 1, 2012 through September 30, 2013, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.38%
Class B	.63%
Class B2	.73%

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2012, the Administration Fee was $737,567, of which $62,207 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the year ended December 31, 2012, the Distribution Service Fees were as follows:
Distribution Service Fees	Total Aggregated	Unpaid at December 31, 2012
Class B	$118,894	$9,896
Class B2	46,363	3,886
	$165,257	$13,782

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Fund. For the year ended December 31, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at December 31, 2012
Class A	$573	$—	$143
Class B	93	—	27
Class B2	41	41	—
	$707	$41	$170

For the year ended December 31, 2012, the Advisor reimbursed the Fund $1,151 of record keeping expenses for Class B2 shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended December 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $23,711, of which $6,024 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the year ended December 31, 2012, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $15,957.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2012.

F. Ownership of the Fund

At December 31, 2012, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 61% and 12%, respectively. At December 31, 2012, one participating insurance company was a beneficial owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 89%. At December 31, 2012, one participating insurance company was a beneficial owner of record of 100% of the total outstanding Class B2 shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Investments VIT Funds and the Shareholders of DWS Equity 500 Index VIP:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS Equity 500 Index VIP (the "Fund") at December 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts February 14, 2013	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B-2 shares limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2012 to December 31, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2012
Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/12	$1,058.50	$1,057.10	$1,056.40
Expenses Paid per $1,000*	$1.81	$3.10	$3.83

Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/12	$1,023.38	$1,022.12	$1,021.42
Expenses Paid per $1,000*	$1.78	$3.05	$3.76

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.35%	.60%	.74%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

Tax Information (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $18,836,000 as capital gain dividends for its year ended December 31, 2012, of which 100% represents 15% rate gains.

For corporate shareholders, 100% of the ordinary dividends paid during the Fund's fiscal year ended December 31, 2012 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Investment Management Agreement Approval

The Board of Trustees approved the renewal of DWS Equity 500 Index VIP's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DWS and Northern Trust Investments, Inc. ("NTI") in September 2012.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreements were approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's and NTI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DWS and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board also requested and received information regarding DWS's oversight of Fund sub-advisors, including NTI. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2011, the Fund's performance (Class A shares) was in the 2nd quartile, 1st quartile and 1st quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DWS out of its fee and not directly by the Fund. The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2011) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DWS pays NTI's fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DWS.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and NTI and their affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS and NTI related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DWS to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013,9 and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	103	—
William McClayton (1944) Vice Chairperson since 2013,9 and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	103	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	103	Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003- present); Portland General Electric2 (utility company) (2003-present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; North Bennett Street School (Boston); former Directorships: Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	103	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007-2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		103	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011-2012)	103	—
Paul K. Freeman (1950) Board Member since 1993, and Chairperson (2009-Jan. 8, 2013)	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998); Directorships: Denver Zoo Foundation (December 2012-present); former Directorships: Prisma Energy International	103	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	103
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

Rebecca W. Rimel (1951) Board Member since 1995
President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Washington College (2011-2013); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Director, Viasys Health Care2 (January 2007-June 2007); Trustee, Pro Publica (charitable organization) (2007-2010); Trustee, Thomas Jefferson Foundation (charitable organization) (1994-2012)
		103	Director, Becton Dickinson and Company2 (medical technology company) (2012-present); Director, CardioNet, Inc.2 (health care) (2009-present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998-2012)	103	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	103	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	106	—

Interested Board Member and Officer4
Name, Year of Birth, Position with the Fund and Length of Time Served1,6	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Michael J. Woods5 (1967) Board Member since 2013,9 and Executive Vice President since 20139
Managing Director,3 Deutsche Asset & Wealth Management (2009-present); Head of the Americas Asset Management Business for Deutsche Bank, Member of the Asset and Wealth Management ("AWM") Extended Executive Committee, AWM Global Client Group Executive Committee and the AWM Active Asset Management Executive Committee; CEO and US Regional Head of DWS Investments; formerly: Sr. VP, Head of the Financial Intermediaries and Investments Group of Evergreen Investments (2007-2009), CEO and Vice Chairman of Board of Directors of XTF Global Asset Management (2006-2007), Managing Director — US Head of Sub-Advisory and Investment Only Business at Citigroup Asset Management (2000-2006). Mr. Woods is currently a board member of The Children's Village, The Big Brothers Big Sisters Organization, and The Mutual Fund Education Alliance.
		39	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served6	Business Experience and Directorships During the Past Five Years
W. Douglas Beck, CFA7 (1967) President, 2011-present
Managing Director,3 Deutsche Asset & Wealth Management (2006-present); President of DWS family of funds and Head of Product Management, U.S. for DWS Investments; formerly: Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette8 (1962) Vice President and Secretary, 1999-present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert7 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson8 (1962) Chief Legal Officer, 2010-present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow7 (1970) Vice President, 2012-present	Director,3 Deutsche Asset & Wealth Management
Hepsen Uzcan8 (1974) Assistant Secretary, since 20139	Vice President, Deutsche Asset & Wealth Management
Paul Antosca8 (1957) Assistant Treasurer, 2007-present	Director,3 Deutsche Asset & Wealth Management
Jack Clark8 (1967) Assistant Treasurer, 2007-present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally8 (1966) Assistant Treasurer, 2007-present	Director,3 Deutsche Asset & Wealth Management
John Caruso7 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director,3 Deutsche Asset & Wealth Management
Robert Kloby7 (1962) Chief Compliance Officer, 2006-present	Managing Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The mailing address of Mr. Woods is 60 Wall Street, New York, New York 10005. Mr. Woods is an interested Board Member by virtue of his positions with Deutsche Asset & Wealth Management. As an interested person, Mr. Woods receives no compensation from the fund. Mr. Woods is a board member of the following trusts and corporations: Cash Account Trust, DWS Market Trust, DWS Money Funds, DWS State Tax-Free Income Series, DWS Target Fund, DWS Value Series, Inc., DWS Variable Series II, Investors Cash Trust, Tax-Exempt California Money Market Fund, DWS Global High Income Fund, Inc., DWS High Income Opportunities Fund, Inc., DWS High Income Trust, DWS Multi-Market Income Trust, DWS Municipal Income Trust, DWS Strategic Income Trust and DWS Strategic Municipal Income Trust.

6 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

7 Address: 60 Wall Street, New York, NY 10005.

8 Address: One Beacon Street, Boston, MA 02108.

9 Effective as of January 9, 2013.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

DWS Investments Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

vit-equ500-2 (R-025817-2 2/13)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS EQUITY 500 INDEX VIP
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2012	$39,311	$0	$0	$0
2011	$37,875	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2012	$0	$56,300	$0
2011	$0	$0	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2012	$0	$56,300	$0	$56,300
2011	$0	$0	$0	$0

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
PwC advised the Fund's Audit Committee that it had identified one matter that it determined could be inconsistent with the SEC's auditor independence rules (Rule 2-01(c) of Regulation S-X). As part of a "Global Migration Support" engagement in which PwC's UK network affiliate ("PwC-UK") provided assistance to Deutsche Bank ("DB") with respect to processing internship applications for DB employees seeking short term assignments with DB in the UK, PwC-UK paid application fees on behalf of DB for six applicants at 170 pounds each (1,020 pounds in total).  PwC advised the Committee that it believes that this matter did not affect its objectivity or its impartial judgment in conducting its audit and issuing a report on the financial statements of the Fund as the Fund's independent auditor and confirmed its independence under the SEC’s auditor independence rules. In reaching this conclusion, PwC noted that the engagement team was not aware of the payment of the application fees by PwC-UK and that DB reimbursed PwC-UK for the fees.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2013